Stockholders’ Equity and Equity-Based Compensation (Details 3) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2017 $ / shares shares
Number of Shares Underlying Stock Awards Restricted stock units outstanding as of December 31, 2016 | shares	0
Number of Shares Underlying Stock Awards Granted | shares	23,000
Number of Shares Underlying Stock Awards Vested | shares	0
Number of Shares Underlying Stock Awards Forfeited | shares	0
Number of Shares Underlying Stock Awards Restricted stock units outstanding as of September 30, 2017 | shares	23,000
Weighted-Average Grant Date Fair Value Restricted stock units outstanding as of December 31, 2016 | $ / shares	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	12.78
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	0
Weighted-Average Grant Date Fair Value Restricted stock units outstanding as of September 30, 2017 | $ / shares	$ 12.78